FINANCING RECEIVABLES, NET - Activities in the provision for credit losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Provision for credit losses
Beginning balance	¥ (147,330)	¥ (122,482)
Reversals (Provisions)	(27,148)	(27,017)	¥ 7,573
Write-offs	0	2,169	9,372
Ending balance	(174,478)	(147,330)	(122,482)
Adjusted balance after adjustment for change in accounting standard
Financing Receivable, Provision for credit losses
Beginning balance	¥ (147,330)	(122,482)	(139,427)
Ending balance		¥ (147,330)	¥ (122,482)